Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Schedule of Inventory

Inventory consists of the following (in USD thousands):

	December 31,
	2021	2020
Raw materials	$5,105	$3,248
Work in progress	1,330	722
Finished goods	87	127
Provision	(793)	(713)
Total	$5,729	$3,384

Schedule of Inventory Provision Movement

Inventory provision movement for the years ended December 31, 2021 and 2020, respectively are as follows (in USD thousands):

	2021	2020
As of January 1,	$(713)	$(182)
Increase in provision	(105)	(512)
Currency Translation Adjustment	25	(19)
As of December 31,	$(793)	$(713)